Land use right net (Details 2) - ZHEJIANG TIANLAN ¥ in Thousands	Dec. 31, 2024 CNY (¥)
2025	¥ 149
2026	149
2027	149
2028	149
2029	149
Thereafter	3,805
Total	¥ 4,550